ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
1 0 .	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other liabilities consisted of the following:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Payroll and welfare payable	80,490	106,429	15,288
Taxes payable	6,778	17,584	2,526
Interest payable	1,605	672	97
Accrued other operating expenses	54,223	24,653	3,541
Accrual for purchase of property and equipment	8,298	10,771	1,547
Payable for acquisition consideration (Note 4)	—	18,075	2,596
Others	8,488	24,624	3,538
	159,882	202,808	29,133